Property, Plant and Equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	$ 31,905	$ 31,591
Additions	5,672	7,144
Disposals	3,305	(60)
Incorporation by business combination	6,108
Deconsolidation	(1,061)
Reclassification to assets assets held for sale	(274)
Currency translation adjustment	5,823	(719)
Transfers	(260)	12
Depreciation charges	(6,878)	(6,063)
Net book amount at the ending	37,730	31,905
Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	116,581	110,204
Additions
Net book amount at the ending	139,884	116,581
Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	(84,676)	(78,613)
Additions
Net book amount at the ending	(102,154)	(84,676)
Agricultural establishments [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning
Additions	36
Disposals
Incorporation by business combination	4,024
Deconsolidation
Reclassification to assets assets held for sale
Currency translation adjustment	311
Transfers
Depreciation charges	(18)
Net book amount at the ending	4,353
Agricultural establishments [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning
Additions
Net book amount at the ending	9,499
Agricultural establishments [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning
Additions
Net book amount at the ending	(5,146)
Buildings and facilities [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	4,002	4,164
Additions	451	174
Disposals	62
Incorporation by business combination	1,614
Deconsolidation	(423)
Reclassification to assets assets held for sale	(274)
Currency translation adjustment	488	(94)
Transfers	(245)	190
Depreciation charges	(398)	(432)
Net book amount at the ending	5,153	4,002
Buildings and facilities [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	10,632	4,164
Additions
Net book amount at the ending	12,078	10,632
Buildings and facilities [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	(6,630)	(6,199)
Additions
Net book amount at the ending	(6,925)	(6,630)
Machinery and equipment [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	765	763
Additions	66	97
Disposals	(5)	(1)
Incorporation by business combination	377
Deconsolidation	(594)
Reclassification to assets assets held for sale
Currency translation adjustment	190	(20)
Transfers	(15)	19
Depreciation charges	(80)	(93)
Net book amount at the ending	704	765
Machinery and equipment [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	2,417	2,322
Additions
Net book amount at the ending	4,483	2,417
Machinery and equipment [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	(1,652)	(1,559)
Additions
Net book amount at the ending	(3,779)	(1,652)
Communication networks [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	21,597	21,386
Additions	3,417	4,599
Disposals	(3,197)	(43)
Incorporation by business combination
Deconsolidation
Reclassification to assets assets held for sale
Currency translation adjustment	3,551	(559)
Transfers	377
Depreciation charges	(4,631)	(3,786)
Net book amount at the ending	21,114	21,597
Communication networks [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	91,306	87,309
Additions
Net book amount at the ending	100,931	91,306
Communication networks [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	(69,709)	(65,923)
Additions
Net book amount at the ending	(79,817)	(69,709)
Others [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	5,541	5,278
Additions	1,702	2,274
Disposals	(41)	(16)
Incorporation by business combination	93
Deconsolidation	(44)
Reclassification to assets assets held for sale
Currency translation adjustment	1,283	(46)
Transfers	(377)	(197)
Depreciation charges	(1,751)	(1,752)
Net book amount at the ending	6,406	5,541
Others [Member] | Costs [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	12,226	10,210
Additions
Net book amount at the ending	12,893	12,226
Others [Member] | Accumulated depreciation [Member]
Changes in property, plant and equipment [abstract]
Net book amount at the beginning	(6,685)	(4,932)
Additions
Net book amount at the ending	$ (6,487)	$ (6,685)